Note 14 - Investments	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
1 4 .	Investments

(US dollars in thousands)	% Owned	201 9	2018	2017
Innovative Solar Ventures I, LLC	50%	-	14,147	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	10,529
US-NC-47 Sponsor Partner, LLC	10%	-	-	7,531
Total		-	14,147	18,060

In
April 2017,
the Company entered into a
50%
joint venture with an early-stage solar development company, Innovative Solar Systems, LLC, to develop a diversified portfolio of
38
utility-scale solar projects in
9
different states, representing a total electricity generating capacity of approximately
1.8
gigawatts, through an investment entity called Innovative Solar Ventures I, LLC (the “ISS Joint Venture”). The joint venture was accounted for as an investment under the equity method at
31
March 2018.

Under the terms of the ISS Joint Venture, the Company has committed to invest
$14.2
million in the ISS Joint Venture for its
50%
equity interest, after reducing the commitment by
$0.8
million in potential brokerage commissions that have
not
been required and which have been credited towards the Company’s commitment. The
$14.2
million commitment is allocated to each of the projects based on monthly capital contributions determined with reference to completion of specific project development milestones under an approved development budget for the ISS Joint Venture. To
March 31, 2019,
the Company contributed
$13.1
million of the
$14.2
million commitment to the ISS Joint Venture, leaving a remaining capital commitment at
March 31, 2019,
of
$1.1
million, which is recorded in trade and other payables.

During the year, the Company made the decision to sell its portfolio of solar projects held within the ISS Joint Venture. Accordingly, the investment has been reclassified to current assets as asset held for sale, as more fully disclosed in note
18.